Accounts receivable (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable
Accounts receivable	$ 44,331,093	$ 48,680,634
Allowance for doubtful accounts	(4,156,761)	(3,717,708)
Accounts receivable, net	$ 40,174,332	$ 44,962,926